Consolidated Balance Sheets - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Current assets:
Cash and cash equivalents	$ 194.1	$ 223.8
Accounts receivable, less allowances (2015 - $44.4; 2014 - $41.0)	298.9	312.7
Inventories:
Finished products	448.0	398.1
Raw materials and work-in-process	18.6	15.9
Total inventories	466.6	414.0
Deferred income taxes	0.0	28.1
Prepaid expenses and other current assets	54.2	63.6
Total current assets	1,013.8	1,042.2
Property, plant and equipment:
Gross cost	431.5	415.3
Accumulated depreciation	(299.9)	(278.5)
Property, plant and equipment, net	131.6	136.8
Other assets:
Goodwill	429.1	438.8
Indefinite-lived intangibles	685.4	690.5
Amortizable intangibles, net	97.3	112.1
Deferred income taxes	3.7	2.8
Deferred financing costs, net	13.8	16.5
Other	69.9	64.8
Total other assets	1,299.2	1,325.5
Total assets	2,444.6	2,504.5
Current liabilities:
Accounts payable	199.7	149.4
Accrued salaries and wages	28.5	36.1
Other accrued liabilities	108.2	108.5
Current maturities of long-term debt	16.9	46.7
Total current liabilities	353.3	340.7
Long-term debt, less current maturities	803.1	854.1
Accrued pension liabilities	109.6	128.1
Deferred income taxes	178.6	217.0
Other liabilities	30.3	26.6
Wolverine World Wide, Inc. stockholders’ equity:
Common stock, $1 par value: authorized 320,000,000 shares; shares issued, including treasury shares: 2015 - 103,915,928; 2014 - 102,253,150	103.9	102.3
Additional paid-in capital	75.9	40.1
Retained earnings	950.8	852.2
Accumulated other comprehensive loss	(56.1)	(49.5)
Cost of shares in treasury: 2015 - 5,457,726; 2014 - 416,812	(110.8)	(11.6)
Total Wolverine World Wide, Inc. stockholders’ equity	963.7	933.5
Noncontrolling interest	6.0	4.5
Total stockholders’ equity	969.7	938.0
Total liabilities and stockholders’ equity	$ 2,444.6	$ 2,504.5